ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2021
ACCOUNTS AND NOTES RECEIVABLE, NET
ACCOUNTS AND NOTES RECEIVABLE, NET

5.    ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Accounts receivable	913,902	1,504,669	236,115
Notes receivable	2,252	948	150
Allowance for doubtful debt	(68,921)	(99,620)	(15,633)
	847,233	1,405,997	220,632

As of December 31, 2020 and 2021, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2020	2021
	RMB	RMB	US$
Balance at beginning of the year	67,828	68,921	10,816
Cumulative adjustment for changes in accounting policy	2,740	—	—
Additional due to business combination	—	16,256	2,251
Additional provision charged to expense	2,393	14,990	2,352
Write-off of accounts receivable	(4,040)	(547)	(86)
Balance at the end of the year	68,921	99,620	15,633